SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stock Option [Member]
Number of awards
Outstanding at beginning of year	6,751,606
Granted	228,822
Exercised	(138,985)
Forfeited or expired	(290,082)
Outstanding at end of the period	6,551,361	6,751,606
Options exercisable at end of the period	4,542,841
Vested and expected to vest	6,246,178
Weighted average exercise price
Outstanding at beginning of year	$ 3.99
Granted	3.57
Exercised	1.84
Forfeited or expired	5.14
Outstanding at end of the period	3.99	$ 3.99
Options exercisable at end of the period	4.52
Vested and expected to vest	$ 4.03
Weighted-average remaining contractual term
Outstanding at end of the period	3 years 2 months 8 days	3 years 5 months 20 days
Options exercisable at end of the period	2 years 7 months 6 days
Vested and expected to vest	3 years 1 month 9 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 7,937
Outstanding at end of the period	4,172	$ 7,937
Options exercisable at end of the period	3,237
Vested and expected to vest	$ 4,078
Restricted Stock Units RSUs [Member]
Number of awards
Outstanding at beginning of year	376,811
Granted	20,000
Vested	(1,713)
Forfeited or expired	(15,959)
Outstanding at end of the period	379,139	376,811
Vested and expected to vest	284,615
Aggregate intrinsic value
Outstanding at beginning of year	$ 1,424
Outstanding at end of the period	1,111	$ 1,424
Vested and expected to vest	$ 834